SCHEDULE OF OUTSTANDING WARRANTS (Details)	9 Months Ended
	Sep. 30, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2024 ₪ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	6,237,296	6,237,296	6,237,296
Warrants one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	1,063,325	1,063,325	1,063,325
Expiry date	Nov. 10, 2025
Exercise price | (per share)	$ 4.81		₪ 17.8545
Warrants two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	546,653	546,653	546,653
Expiry date	Dec. 24, 2025
Exercise price | (per share)	$ 4.81		₪ 17.8545
Warrants three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	88,440	88,440	88,440
Expiry date	Apr. 18, 2026
Exercise price | (per share)	$ 19.56		₪ 72.563
Warrants four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	433,825	433,825	433,825
Expiry date	May 28, 2026
Exercise price | (per share)	$ 19.56		₪ 72.563
Warrants five [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	653,746	653,746	653,746
Expiry date	Nov. 08, 2024
Exercise price | (per share)	$ 4.00	$ 5.10
Warrants six [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	413,785	413,785	413,785
Expiry date	Mar. 13, 2025
Exercise price | (per share)	$ 4.38	$ 5.88
Warrants seven [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	885,838	885,838	885,838
Expiry date	Jun. 12, 2025
Exercise price | (per share)	$ 5.50	$ 7.33
Warrants eight [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	300,622	300,622	300,622
Expiry date	Dec. 13, 2025
Exercise price | (per share)	$ 3.75	$ 5.13
Warrants nine [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	651,062	651,062	651,062
Expiry date	Jan. 04, 2026
Exercise price | (per share)	$ 3.75	$ 5.13
Warrants ten [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	1,200,000	1,200,000	1,200,000